DEBT (Tables)	9 Months Ended
Sep. 26, 2014
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The Company's outstanding debt consisted of the following as of September 26, 2014 and December 27, 2013 (in thousands):

	September 26, 2014	December 27, 2013
ABL Facility	$81,000	$115,000
Term Loan Facility(1)	347,443	—
OpCo Notes(2)	—	318,347
HoldCo Notes	365,000	365,000
Total debt	$793,443	$798,347
Less: Current portion	3,500	—
Long-term debt	$789,943	$798,347
____________________

(1)	As of September 26, 2014, the Term Loan Facility included an unamortized original issue discount of $0.8 million.

(2)
As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger. On March 26, 2014, Interline New Jersey discharged its remaining obligations under the OpCo Notes.

Schedule of Basis for Determination of Interest Rates on Credit Facility
As of the end of the first fiscal quarter following the closing of the Second ABL Facility Amendment, the interest rates applicable to obligations under the ABL Facility will be determined as of the end of each fiscal quarter in accordance with applicable rates set forth in the table below, which interest rates are generally 0.25% lower than the rates in effect prior to the Second ABL Facility Amendment:

	Revolver ABR Spread	Revolver Eurodollar Spread
Category 1
Greater than $150.0 million	0.25%	1.25%
Category 2
Greater than $75.0 million but less than or equal to $150.0 million	0.50%	1.50%
Category 3
Less than or equal to $75.0 million	0.75%	1.75%